Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	22,150	$ 2,620,345
Elbit Systems Ltd.	13,150	1,744,084
Huntington Ingalls Industries, Inc.	34,500	7,076,985

		11,441,414

Auto Components - 0.7%
Dana, Inc.	67,950	1,641,672
Gentex Corp.	32,500	1,105,975
Stoneridge, Inc. (A)	27,850	806,258
Visteon Corp. (A)	21,500	2,452,075

		6,005,980

Banks - 6.5%
Atlantic Union Bankshares Corp.	30,500	1,081,835
Bank of Princeton	14,000	412,860
Berkshire Hills Bancorp, Inc.	91,400	2,471,456
Central Valley Community Bancorp	20,000	447,800
CIT Group, Inc.	141,400	6,821,136
Dime Community Bancshares, Inc.	77,250	2,550,795
First Citizens BancShares, Inc., Class A (B)	12,500	9,782,375
First Community Bankshares, Inc.	73,850	2,156,420
First Merchants Corp.	72,600	2,956,998
Hope Bancorp, Inc.	80,000	1,060,000
Investors Bancorp, Inc.	98,350	1,359,197
Lakeland Bancorp, Inc.	186,500	3,053,005
OceanFirst Financial Corp.	75,850	1,479,075
People’s United Financial, Inc.	122,450	1,922,465
Sandy Spring Bancorp, Inc.	91,000	3,784,690
Sterling Bancorp	108,000	2,344,680
Umpqua Holdings Corp.	166,100	3,134,307
United Bankshares, Inc.	19,000	656,260
United Community Banks, Inc.	103,800	2,990,478
Washington Trust Bancorp, Inc.	20,800	1,014,000
Webster Financial Corp.	49,350	2,373,735
Western Alliance Bancorp	30,500	2,831,010

		56,684,577

Beverages - 0.8%
Molson Coors Beverage Co., Class B (A)	137,800	6,737,042

Biotechnology - 0.7%
Exelixis, Inc. (A)	113,500	1,912,475
United Therapeutics Corp. (A)	22,902	4,166,561

		6,079,036

Building Products - 1.6%
American Woodmark Corp. (A)	31,700	2,353,725
Gibraltar Industries, Inc. (A)	12,450	929,766
Masonite International Corp. (A)	23,000	2,602,680
Owens Corning	28,850	2,774,216
PGT Innovations, Inc. (A)	112,100	2,531,218
Quanex Building Products Corp.	118,000	2,931,120

		14,122,725

Capital Markets - 1.6%
Cboe Global Markets, Inc.	54,700	6,480,309
Piper Sandler Cos.	30,000	3,680,700
Stifel Financial Corp.	50,500	3,360,270

		13,521,279

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.4%
Axalta Coating Systems Ltd. (A)	274,500	$ 8,262,450
Chase Corp.	15,200	1,771,256
Huntsman Corp.	59,850	1,580,638
Trinseo SA	13,500	733,860

		12,348,204

Commercial Services & Supplies - 0.4%
HNI Corp.	39,000	1,454,700
Tetra Tech, Inc.	12,850	1,715,732

		3,170,432

Communications Equipment - 0.7%
Harmonic, Inc. (A) (B)	112,000	991,200
KVH Industries, Inc. (A)	184,000	2,082,880
NETGEAR, Inc. (A)	15,650	536,013
Silicom Ltd. (A)	58,150	2,610,353

		6,220,446

Construction & Engineering - 1.3%
AECOM (A)	37,300	2,348,408
Comfort Systems USA, Inc.	48,750	3,644,062
EMCOR Group, Inc.	34,500	4,202,445
Granite Construction, Inc.	22,900	879,818

		11,074,733

Consumer Finance - 1.0%
Ally Financial, Inc.	166,905	8,572,241

Containers & Packaging - 2.4%
Berry Global Group, Inc. (A)	79,100	5,085,339
Graphic Packaging Holding Co.	387,400	7,426,458
Sealed Air Corp.	143,600	8,149,300

		20,661,097

Distributors - 1.1%
LKQ Corp. (A)	186,400	9,459,800

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	106,200	3,145,644
Strategic Education, Inc.	4,600	364,734
Stride, Inc. (A)	59,850	1,835,001

		5,345,379

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	139,700	4,312,539

Electric Utilities - 2.7%
Evergy, Inc.	156,600	10,213,452
OGE Energy Corp.	367,100	12,389,625
Portland General Electric Co.	22,150	1,083,135

		23,686,212

Electrical Equipment - 0.8%
Acuity Brands, Inc.	7,000	1,227,660
LSI Industries, Inc.	206,900	1,557,957
Regal Beloit Corp.	30,800	4,534,684

		7,320,301

Electronic Equipment, Instruments & Components - 3.0%
Coherent, Inc. (A)	10,450	2,570,073
Flex Ltd. (A)	325,800	5,854,626
Methode Electronics, Inc.	68,000	3,252,440
OSI Systems, Inc. (A)	16,750	1,675,837

Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	123,500	$ 2,733,055
Vontier Corp.	306,500	9,915,275

		26,001,306

Energy Equipment & Services - 0.8%
Baker Hughes Co.	222,000	4,715,280
Helix Energy Solutions Group, Inc. (A) (B)	138,000	572,700
Helmerich & Payne, Inc.	47,650	1,366,126

		6,654,106

Entertainment - 0.4%
Madison Square Garden Entertainment Corp. (A)	44,000	3,078,240
Madison Square Garden Sports Corp., Class A (A) (B)	4,300	699,782

		3,778,022

Equity Real Estate Investment Trusts - 4.0%
Apple Hospitality, Inc.	175,200	2,619,240
Brandywine Realty Trust	176,950	2,470,222
Community Healthcare Trust, Inc.	34,500	1,719,135
Gaming & Leisure Properties, Inc.	159,926	7,570,897
JBG SMITH Properties	301,596	9,841,077
Lexington Realty Trust	217,500	2,860,125
Physicians Realty Trust	184,500	3,496,275
Piedmont Office Realty Trust, Inc., Class A	49,000	931,980
Sabra Health Care, Inc.	136,100	2,530,099
Summit Hotel Properties, Inc. (A)	80,000	720,800

		34,759,850

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	37,100	836,605

Food Products - 2.8%
Kraft Heinz Co.	201,100	7,736,317
Nomad Foods Ltd. (A)	28,650	748,338
Post Holdings, Inc. (A)	126,800	12,976,712
Sanderson Farms, Inc.	8,600	1,606,824
Whole Earth Brands, Inc. (A) (B)	105,000	1,350,300

		24,418,491

Gas Utilities - 1.1%
UGI Corp.	207,600	9,547,524

Health Care Equipment & Supplies - 0.8%
AngioDynamics, Inc. (A)	114,750	3,055,792
Meridian Bioscience, Inc. (A)	83,500	1,711,750
OraSure Technologies, Inc. (A)	193,750	2,284,313

		7,051,855

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	94,637	11,561,802
AMN Healthcare Services, Inc. (A)	35,200	3,539,712
Centene Corp. (A)	130,000	8,919,300
Cross Country Healthcare, Inc. (A)	268,000	4,400,560
Encompass Health Corp.	38,450	3,200,963
Laboratory Corp. of America Holdings (A)	27,999	8,291,904
National HealthCare Corp.	7,000	543,550

		40,457,791

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	9,000	1,672,200

Household Durables - 1.9%
Helen of Troy Ltd. (A)	9,600	2,144,544
KB Home	61,750	2,620,670

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
La-Z-Boy, Inc.	66,650	$ 2,238,107
MDC Holdings, Inc.	32,000	1,706,240
NVR, Inc. (A)	1,200	6,267,120
PulteGroup, Inc.	23,000	1,262,010

		16,238,691

Household Products - 1.0%
Reynolds Consumer Products, Inc. (B)	132,000	3,755,400
Spectrum Brands Holdings, Inc.	53,400	4,664,490

		8,419,890

Independent Power & Renewable Electricity Producers - 1.4%
Vistra Corp.	643,100	12,315,365

Insurance - 10.1%
Alleghany Corp. (A)	21,550	14,289,805
Allstate Corp.	64,848	8,433,483
American International Group, Inc.	87,200	4,128,920
Arch Capital Group Ltd. (A)	329,100	12,834,900
Everest Re Group Ltd.	11,100	2,806,413
Fidelity National Financial, Inc.	287,000	12,803,070
Loews Corp.	188,700	10,119,981
Markel Corp. (A)	7,813	9,423,806
Old Republic International Corp.	345,300	8,515,098
Selective Insurance Group, Inc.	49,800	4,051,230

		87,406,706

Interactive Media & Services - 0.6%
IAC / InterActiveCorp (A)	38,000	5,217,020

Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	123,000	8,389,830

IT Services - 1.6%
Euronet Worldwide, Inc. (A)	34,000	4,855,880
FleetCor Technologies, Inc. (A)	27,300	7,049,406
Perficient, Inc. (A)	24,500	2,310,105

		14,215,391

Leisure Products - 0.7%
MasterCraft Boat Holdings, Inc. (A)	133,600	3,561,776
Polaris, Inc.	17,100	2,241,297

		5,803,073

Machinery - 1.5%
Altra Industrial Motion Corp.	40,750	2,554,210
Columbus McKinnon Corp.	59,150	2,744,560
Douglas Dynamics, Inc.	35,300	1,408,470
Gencor Industries, Inc. (A)	74,850	878,739
Miller Industries, Inc.	25,000	937,750
Mueller Industries, Inc.	94,200	4,088,280

		12,612,009

Media - 4.3%
DISH Network Corp., Class A (A)	174,000	7,288,860
Fox Corp., Class A	149,900	5,345,434
Liberty Broadband Corp., Class C (A)	67,564	11,991,934
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	263,273	12,163,213

		36,789,441

Metals & Mining - 1.5%
Commercial Metals Co.	104,000	3,411,200
Kaiser Aluminum Corp.	26,700	3,248,856
Kinross Gold Corp. (B)	434,100	2,847,696

Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	48,200	$ 2,526,644
TimkenSteel Corp. (A)	76,400	1,018,412

		13,052,808

Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	984,342	8,357,064

Multi-Utilities - 3.4%
CenterPoint Energy, Inc.	397,900	10,130,534
NiSource, Inc.	559,638	13,862,233
NorthWestern Corp.	82,200	5,095,578

		29,088,345

Multiline Retail - 1.6%
Dollar Tree, Inc. (A)	140,600	14,030,474

Oil, Gas & Consumable Fuels - 3.4%
Delek US Holdings, Inc.	61,000	1,060,180
Devon Energy Corp.	105,200	2,718,368
EQT Corp. (A)	235,340	4,327,903
HollyFrontier Corp.	187,600	5,515,440
Magnolia Oil & Gas Corp., Class A (A)	233,500	3,269,000
Ovintiv, Inc.	22,150	568,369
REX American Resources Corp. (A)	31,600	2,591,200
Williams Cos., Inc.	369,400	9,253,470

		29,303,930

Paper & Forest Products - 0.2%
Glatfelter Corp.	116,000	1,766,680

Pharmaceuticals - 3.5%
Bausch Health Cos., Inc. (A)	190,100	5,560,425
BioDelivery Sciences International, Inc. (A)	418,500	1,573,560
Innoviva, Inc. (A)	63,100	894,758
Jazz Pharmaceuticals PLC (A)	15,800	2,678,416
Organon & Co. (A)	236,500	6,860,865
Perrigo Co. PLC	95,900	4,606,077
Viatris, Inc.	578,465	8,139,003

		30,313,104

Professional Services - 2.6%
ASGN, Inc. (A)	30,100	3,044,013
FTI Consulting, Inc. (A)	11,750	1,711,975
Heidrick & Struggles International, Inc.	53,400	2,280,714
ICF International, Inc.	38,200	3,497,974
KBR, Inc.	186,600	7,221,420
Leidos Holdings, Inc.	24,600	2,617,932
Science Applications International Corp.	25,000	2,182,500

		22,556,528

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (A)	18,600	4,139,802
Newmark Group, Inc., Class A	87,800	1,130,864

		5,270,666

Road & Rail - 0.3%
AMERCO	4,650	2,734,014

Semiconductors & Semiconductor Equipment - 3.6%
AXT, Inc. (A)	56,000	571,200
Cohu, Inc. (A)	128,000	4,532,480
MagnaChip Semiconductor Corp. (A)	202,500	4,207,950
MaxLinear, Inc. (A)	16,450	793,384
MKS Instruments, Inc.	19,850	3,105,334
NeoPhotonics Corp. (A)	105,000	1,018,500
Onto Innovation, Inc. (A)	45,300	3,174,624

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc. (A)	19,850	$ 3,763,361
Silicon Motion Technology Corp., ADR	73,250	5,493,017
Tower Semiconductor Ltd. (A)	99,650	2,775,253
Universal Display Corp.	7,100	1,664,879

		31,099,982

Software - 1.8%
CDK Global, Inc.	163,200	7,831,968
Progress Software Corp.	27,300	1,244,607
SS&C Technologies Holdings, Inc.	87,500	6,859,125

		15,935,700

Specialty Retail - 3.7%
Abercrombie & Fitch Co., Class A (A)	81,250	3,072,062
Academy Sports & Outdoors, Inc. (A)	16,650	616,883
American Eagle Outfitters, Inc. (B)	143,000	4,929,210
Foot Locker, Inc.	33,750	1,925,775
Hibbett, Inc.	25,100	2,225,366
O’Reilly Automotive, Inc. (A)	13,200	7,970,688
Ross Stores, Inc.	36,300	4,453,647
Urban Outfitters, Inc. (A)	95,000	3,532,100
Williams-Sonoma, Inc.	19,300	2,927,810

		31,653,541

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (A)	104,626	4,645,394
Turtle Beach Corp. (A)	43,400	1,341,060

		5,986,454

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (A)	4,800	1,972,080
Steven Madden Ltd.	54,600	2,393,118

		4,365,198

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	86,500	1,868,400
TrustCo Bank Corp.	67,600	2,273,388
Washington Federal, Inc.	131,500	4,243,505

		8,385,293

Trading Companies & Distributors - 0.8%
AerCap Holdings NV (A)	134,172	7,111,116

Total Common Stocks (Cost $605,504,211)		850,359,500

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (C)	6,219,755	6,219,755

Total Other Investment Company (Cost $6,219,755)		6,219,755

Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.6%

Fixed Income Clearing Corp., 0.00% (C), dated 07/30/2021, to be repurchased at $13,573,545 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $13,845,023.

$ 13,573,545	$ 13,573,545

Total Repurchase Agreement (Cost $13,573,545)	13,573,545

Total Investments (Cost $625,297,511)	870,152,800
Net Other Assets (Liabilities) - (0.6)%	(5,068,418)

Net Assets - 100.0%	$ 865,084,382

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$850,359,500	$—	$—	$850,359,500
Other Investment Company	6,219,755	—	—	6,219,755
Repurchase Agreement	—	13,573,545	—	13,573,545

Total Investments	$856,579,255	$13,573,545	$—	$870,152,800

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,196,948, collateralized by cash collateral of $6,219,755 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,283,268. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5